Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related party transactions
Amounts due from affiliates	$ 3,530	$ 7,500
Amounts due to owners and affiliates	$ 1,778	$ 3,655